Share-based payments - Share-based compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation expenses
Share-based compensation expenses	¥ (1,731,063)	¥ (1,537,740)	¥ (1,509,806)
Fulfillment expenses
Share-based compensation expenses
Share-based compensation expenses	(68,092)	(84,079)	(77,926)
Marketing expenses
Share-based compensation expenses
Share-based compensation expenses	(52,074)	(31,215)	(33,379)
Technology and content expenses
Share-based compensation expenses
Share-based compensation expenses	(309,364)	(382,308)	(330,197)
General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses	¥ (1,301,533)	¥ (1,040,138)	¥ (1,068,304)